Management Fees Fee Waiver Or Reimbursement Over Assets [Member] Average Annual Total Returns		12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%		11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.78%		12.58%	8.86%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.46%		10.09%	7.40%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.65%		9.56%	6.91%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.86%		12.71%	8.51%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		17.05%		13.86%	9.61%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.97%		13.85%	9.63%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.99%		13.89%	9.64%
Performance Inception Date	[2]		Oct. 01, 2024

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]
Inception date for Class Z shares: October 1, 2024. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.